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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [X]; Amendment Number:  1

This Amendment (Check only one.): [X*] Is a restatement.
                                  [_]  Adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RCM Capital Management LLC
Address:  555 Mission Street, 17th Floor, San Francisco, CA 94105

Form 13 F File number: 028-00223

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Koo
Title:   Chief Compliance Officer
Phone:   (415) 954-5400

Signature, Place, and Date of Signing:

  /s/ Paul Koo             San Francisco, CA 94105          August 19, 2011
 ----------------------   -------------------------   --------------------------
 [Signature]                   [City, State]                    [Date]

* This Amendment restates the entry on the Information Table attached hereto which was included on the original 13F filed with the SEC on August 11, 2011.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[_]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:             0
Form 13-F Information Table Entry Total:       1
Form 13-F Information Table Value Total:   $ 623 (thousands)

List of Other Included Managers

Name and Form 13-F File numbers of all institutional investment managers with respect to which this Report is filed, other than the manager filing this Report.

None.

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                                  SCHEDULE 13F
                                     RCM                         FILE NO. 28-223
                                   94-3244780
ID: SCHED13F                       6/30/2011

                                                                            INVESTMENT                   VOTING AUTHORITY
                                                                            DISCRETION                        (SHARES)
                                                    SHARE
                                       MARKET        OR                          (B)     (C)
                                       VALUE      PRINCIPAL  SH/  PUTS/  (A)    SHARED  SHARED            (A)     (B)    (C)
NAME OF ISSUER  CLASS     CUSIP        X 1000      AMOUNT    PRN  CALLS  SOLE  DEFINED   OTHER  MANAGER   SOLE   SHARED  NONE
--------------  -----  -----------  ------------  ---------  ---  -----  ----  -------  ------  -------  ------  ------  ----
Cavium Inc      COM    14965A 10 1           623     14,285  SH           X                              14,285    0        0